Other income (Tables)	6 Months Ended
Jun. 30, 2021
Other income [abstract]
Details Of Other Income [Text Block]
Other income
1 January to 30 June
in EUR million 2021 2020
Share of result associates and joint ventures 20 34
Net result derecognition of financial assets measured

at amortised cost

-3 187
Other
166 48
184 269